Vessels, net/Assets held for sale, Net Book Value (Details) - Vessels [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Vessel Cost [Abstract]
Beginning balance	$ 262,066,353	$ 372,382,480
Acquisitions, improvements, and other vessel costs	71,838,073	418,520
Transfer to Assets held for sale	(48,027,623)	(45,205,666)
Vessel disposals	(57,997,284)	(65,528,981)
Ending balance	227,879,519	262,066,353
Accumulated Depreciation [Abstract]
Beginning balance	(32,529,357)	(28,974,014)
Transfer to Assets held for sale	10,233,199	7,376,974
Vessel disposals	8,420,635	8,970,086
Period depreciation	(13,560,803)	(19,902,403)
Ending balance	(27,436,326)	(32,529,357)
Net Book Value [Abstract]
Beginning balance	229,536,996	343,408,466
Transfer to Assets held for sale	(37,794,424)	(37,828,692)
Vessel disposals	(49,576,649)	(56,558,895)
Ending balance	$ 200,443,193	$ 229,536,996